Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	AKEBIA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36352
Entity Tax Identification Number	20-8756903
Entity Address, Address Line One	180 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	871-2098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	AKBA
Entity Emerging Growth Company	false
Entity Central Index Key	0001517022
Amendment Flag	false
Security Exchange Name	NASDAQ
Entity Address, Address Line Two	Floor 2